Loans and asset quality- Details of Loan Distribution and Industry Concentrations of Credit Risk (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 59,132	[1]	$ 51,657	[1]
Unearned income on lease financings	866		1,020
Financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	13,319		14,359
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,642		1,647
Wealth management loans and mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	11,184		9,818
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	2,530		2,010
Other residential mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,222		1,385
Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	5,882		3,715
Margin loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	20,034		15,652
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	45,611		38,230
Domestic | Financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	5,603		4,511
Domestic | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,390		1,534
Domestic | Wealth management loans and mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	11,095		9,743
Domestic | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	2,524		2,001
Domestic | Lease financings
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,282		1,322
Domestic | Other residential mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,222		1,385
Domestic | Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,348		1,314		2,228
Domestic | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,113		768		639
Domestic | Margin loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	20,034		15,652		13,397
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	13,521		13,427
Foreign | Financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	7,716		9,848
Foreign | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	252		113
Foreign | Wealth management loans and mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	89		75
Foreign | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	6		9
Foreign | Lease financings
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	889		945
Foreign | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 4,569		$ 2,437

[1]	Net of unearned income of $866 million at Dec. 31, 2014 and $1,020 million at Dec. 31, 2013 primarily on domestic and foreign lease financings.